Unaudited Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Shareholders’ Equity
Ordinary shares, par value (in USD per share)	$ 0.10	$ 0.10
Authorized shares (in shares)	315,000,000	315,000,000
Common stock, shares issued (in shares)	244,400,000	264,080,391	264,080,391
Common stock, shares outstanding (in shares)	236,224,866	244,926,821